Short-term loan (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 23, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Line of Credit Facility
Amount drawn						¥ 85,856	$ 13,000
Short-term loan repayment		¥ 16,367	$ 2,508	¥ 52,859		19,060
Subsidiaries | Hong Kong
Line of Credit Facility
Term of loan facility	24 months
Maximum borrowing capacity	$ 13,000
Short-term loan repayment			$ 2,376		$ 7,666		$ 2,958
Interest expense | ¥		¥ 90		¥ 3,110		¥ 1,944
Total effective interest rate (percentage)				6.37%	6.37%
Subsidiaries | Hong Kong | 3-month LIBOR
Line of Credit Facility
Interest rate spread (as a percent)	4.36%